Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Increase in valuation allowance	$ 151,332	$ 170,539
U.S. Federal
Income Tax [Line Items]
Net operating loss carryovers	$ 0	$ 85,006